Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Recently issued accounting pronouncements, not yet adopted

Recently issued accounting pronouncements, not yet adopted

In December 2025, the FASB issued ASU 2025-11, Interim Reporting, Narrow-Scope Improvements. The ASU was updated to improve the navigability of the required interim disclosures within ASC 270 and to clarify when the guidance applies. This ASU is not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. ASU 2025-11 is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years, with early adoption permitted. Upon adoption, the guidance can be applied prospectively or retrospectively. The Company is currently evaluating the effect of adopting the ASU on its condensed consolidated financial statement disclosures.